Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
	Oct. 31, 2014	Jun. 30, 2014	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000147928
Account Value [Line Items]
Account Value	$ 10,000		$ 23,517	$ 23,199	$ 20,400	$ 20,983	$ 16,343	$ 15,249	$ 12,143	$ 13,239	$ 12,216	$ 9,472	$ 10,173
C000147929
Account Value [Line Items]
Account Value	$ 10,000		22,960	22,664	19,992	20,613	16,088	15,045	12,007	13,133	12,149	9,442	10,161
C000009765
Account Value [Line Items]
Account Value		$ 10,000	16,460	15,936	13,605	15,116	12,410	10,969	9,299	10,585	9,763	8,394	9,435
C000063871
Account Value [Line Items]
Account Value		10,000	16,714	16,161	13,777	15,292	12,538	11,066	9,367	10,642	9,801	8,411	9,440
C000009766
Account Value [Line Items]
Account Value		10,000	14,883	15,823	15,539	16,349	13,095	11,626	9,226	10,620	9,671	7,629	9,238
C000063872
Account Value [Line Items]
Account Value		$ 10,000	15,221	16,163	15,828	16,618	13,282	11,762	9,313	10,699	9,720	7,660	9,251
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		30,629	26,972	21,414	26,504	21,092	17,447	13,317	14,053	11,602	10,291	10,242
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,475	27,717	22,005	27,236	21,675	17,929	13,685	14,442	11,922	10,576	10,525
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		30,629	26,972	21,414	26,504	21,092	17,447	13,317	14,053	11,602	10,291	10,242
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,475	27,717	22,005	27,236	21,675	17,929	13,685	14,442	11,922	10,576	10,525
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,475	27,717	22,005	27,236	21,675	17,929	13,685	14,442	11,922	10,576	10,525
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,475	27,717	22,005	27,236	21,675	17,929	13,685	14,442	11,922	10,576	10,525
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000		20,666	19,768	17,538	19,937	15,535	14,800	11,648	13,280	11,717	9,764	10,254
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000		20,666	19,768	17,538	19,937	15,535	14,800	11,648	13,280	11,717	9,764	10,254
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	18,294	18,451	16,094	18,819	14,672	14,022	11,456	13,148	12,192	9,254	10,001
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	18,294	18,451	16,094	18,819	14,672	14,022	11,456	13,148	12,192	9,254	10,001
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	18,294	18,451	16,094	18,819	14,672	14,022	11,456	13,148	12,192	9,254	10,001
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	$ 18,294	$ 18,451	$ 16,094	$ 18,819	$ 14,672	$ 14,022	$ 11,456	$ 13,148	$ 12,192	$ 9,254	$ 10,001